Derivative Instruments and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against United States Dollar and Rate of Exchange of United States Dollar

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the United States dollar and the exchange rates between the United States dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

			Rate of Devaluation
			(Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2013	1.27%	0.99%	(1.80%)	1.65%	3.65	1.02
3/31/2014	1.29%	1.55%	(4.41%)	8.84%	3.49	1.11

(1)	Per Bank of Israel
(2)	Per Bank of Canada